INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Amounts Due To and From Other Unconsolidated Affiliates (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Equity Method Investments [Line Items]
Amounts due from investments in unconsolidated affiliates presented within trade receivables	$ 657,055	$ 473,511
Amounts due from investments in unconsolidated affiliates presented within other receivables	136,724	125,412
Amounts due from investments in unconsolidated affiliates presented within other assets	16,662	15,111
Amounts due to investments in unconsolidated affiliates presented within accounts payable	(727,335)	(648,586)
Other Unconsolidated Affiliates | Related Party
Schedule of Equity Method Investments [Line Items]
Amounts due from investments in unconsolidated affiliates presented within trade receivables	16,892	26,053
Amounts due from investments in unconsolidated affiliates presented within other receivables	9,246	8,132
Amounts due from investments in unconsolidated affiliates presented within other assets	10,001	2,374
Amounts due to investments in unconsolidated affiliates presented within accounts payable	$ (12,204)	$ (9,778)